11. INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current
Federal
State
Deferred
Federal
State
Deferred tax assets:
Net operating losses	9,309,598	6,196,362
Net operating losses from discontinued operations	136,172	105,141
Stock based compensation	3,956,819	2,362,406
Impairment expense	6,985,532	6,863,282
Accrued liabilities	250,000
Other	19,075	28,379
Valuation allowance	(20,657,196)	(15,555,570)
Deferred tax assets